Administration expenses (Tables)	6 Months Ended
Jun. 30, 2025
Administration Expenses
Schedule of administration expenses

	For the 6 month period ended June 30, 2025	For the 6 month period ended June 30, 2024
	€’000	€’000
Wages and salaries	2,363	3,677
Depreciation and amortization	85	1,535
Professional fees	1,070	515
Consulting fees	-	326
Other expenses	968	962
	4,486	7,015